Financial Instruments and Risk Management - Schedule of Credit Exposure (Parenthetical) (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit	R$ 800
A1 rating [member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		R$ 10,000
A2 Rating [member] | Federal risk [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		5,000
A2 Rating [member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		10,000
A3 rating [member] | Federal risk [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		2,000
A3 rating [member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		5,000
A 4 Rating [Member] | Federal risk [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		800
A 4 Rating [Member] | Federal risk [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Minimum equity required for concession of credit		R$ 2,000